Debentures (Details Narrative) - BRL (R$) R$ in Thousands	Oct. 15, 2024	Dec. 31, 2024	May 15, 2024	May 05, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		R$ 12,627,365			R$ 9,619,106
Copel DIS | May 15, 2031 | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.60%
Copel DIS | May 15, 2036 | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.2831%
Debentures 9th Issue | Copel DIS
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			R$ 2,250,000
Debentures 9th Issue | Copel GET | Minimum term | DI Plus [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	R$ 800
Borrowings, interest rate	0.52%
Maturity term of debentures	5 years
Debentures 9th Issue | Copel GET | Average term | DI Plus [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	R$ 500
Borrowings, interest rate	0.65%
Maturity term of debentures	7 years
Debentures 9th Issue | Copel GET | Maximum term | DI Plus [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	R$ 300
Borrowings, interest rate	0.95%
Maturity term of debentures	10 years
Debentures 1st Issue [Member] | Copel Servicos | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued				R$ 70
Debentures 1st Issue [Member] | Copel Servicos | May 05, 2031 | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.20%